UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Aptus Capital, LLC
Address:              2311 Highland Avenue
                      Suite 340
                      Birmingham, AL  35205


Form 13F File Number: 028-12142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Timothy Calise
Title:                Managing Director
Phone:                205-933-6500

Signature, Place, and Date of Signing:

/s/ Timothy Calise                 Birmingham, AL                 10/25/2007
-------------------               ------------------             -----------
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $40,137 (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: TIMOTHY CALISE
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  COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------

  NAME OF                     TITLE OF        CUSIP      VALUE       AMOUNT AND TYPE     INVESTMENT    OTHER         VOTING
  ISSUER                       CLASS          NUMBER    (x$1,000)      OF SECURITY       DISCRETION   MANAGERS      AUTHORITY
  -------                     -------         ------    --------     ---------------     ----------   --------     -----------

                                                                    SHRS OR
                                                                    PRN       SH/ PUT/
                                                                    AMT       PRN CALL                       Sole    Shared  None
                                                                    ------    --------                      ------   ------  -----
AKAMAI TECHNOLOGIES INC        COM            00971T101    1,049    36,500    SH CALL    SOLE               36,500
AMGEN INC                      COM            031162100      369     7,000    SH CALL    SOLE                7,000
ANSWERS CORP                   COM            03662X100      329    40,000    SH         SOLE               40,000
AUTHENTEC INC                  COM            052660107      420    42,000    SH         SOLE               42,000
BON-TON STORES INC             COM            09776J101      568    25,000    SH         SOLE               25,000
CARRIER ACCESS CORP            COM            144460102       57    15,000    SH         SOLE               15,000
CHINA SUNERGY CO LTD           SPON ADR       16942X104      641    70,000    SH         SOLE               70,000
CIRCUIT CITY STORE INC         COM            172737108    3,757   475,000    SH         SOLE              475,000
DICKS SPORTING GOODS INC       COM            253393102    1,410    21,000    SH         SOLE               21,000
DYNACQ HEALTHCARE INC          COM            26779V105      176    29,000    SH         SOLE               29,000
FLEXTRONICS INTL LTD           ORD            Y2573F102    2,236   200,000    SH         SOLE              200,000
FORWARD INDS INC N Y           COM NEW        349862300      339   110,000    SH         SOLE              110,000
FTI CONSULTING INC             COM            302941109    1,006    20,000    SH         SOLE               20,000
ISHARES TR                     FTSE XNHUA IDX 464287184    2,070    11,500    SH PUT     SOLE               11,500
ISHARES TR                     MSCI EMERG MKT 464287234      374     2,500    SH PUT     SOLE                2,500
MACYS INC                      COM            55616P104      646    20,000    SH         SOLE               20,000
MARCHEX INC                    CL B           56624R108      666    70,000    SH         SOLE               70,000
MARSH & MCLENNAN COS INC       COM            571748102      561    22,000    SH CALL    SOLE               22,000
MONSTER WORLDWIDE INC          COM            611742107      613    18,000    SH CALL    SOLE               18,000
NAM TAI ELECTRS INC            COM PAR $0.02  629865205      755    60,000    SH         SOLE               60,000
PENNEY J C INC                 COM            708160106    1,267    20,000    SH         SOLE               20,000
PROSHARES TR                   ULTRASHORT QQQ 74347R875    5,231   135,000    SH         SOLE              135,000
PROTECTIVE LIFE CORP           COM            743674103    1,019    24,000    SH         SOLE               24,000
QLOGIC CORP                    COM            747277101      471    35,000    SH CALL    SOLE               35,000
SEPRACOR INC                   COM            817315104      413    15,000    SH         SOLE               15,000
SIGMA DESIGNS INC              COM            826565103      965    20,000    SH         SOLE               20,000
SILICOM LTD                    ORD            M84116108      483    21,000    SH         SOLE               21,000
SMART BALANCE INC              COM            83169Y108      740    60,000    SH         SOLE               60,000
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR  83415U108      722    55,000    SH         SOLE               55,000
SUNTRUST BKS INC               COM            867914103      605     8,000    SH         SOLE                8,000
TELLABS INC                    COM            879664100    1,095   115,000    SH CALL    SOLE              115,000
TIME WARNER INC                COM            887317105      367    20,000    SH         SOLE               20,000
UNITED STATES NATL GAS FUND    UNIT           912318102    3,825   100,000    SH         SOLE              100,000
UNITED STATES OIL FUND LP      UNITS          91232N108      626    10,000    SH PUT     SOLE               10,000
VISUAL SCIENCES INC            COM            92845H108    1,805   125,000    SH         SOLE              125,000
WCI CMNTYS INC                 COM            92923C104    1,078   180,000    SH         SOLE              180,000
WEBZEN INC                     SPONSORED ADR  94846M102    1,383   125,000    SH         SOLE              125,000





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